COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended			76 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Operating lease expenses	$ 988	$ 791	$ 724
Minimum future rental commitments
2016	1,240
2017	1,314
2018	971
2019	739
2020 and after	793
Total future rental commitments	5,057
Advisor, marketing and business development expenses	296	209
Office leases [Member] | Israel [Member]
Guarantor Obligations [Line Items]
Bank guarantees in favor of lessor, foreign currency derivative contracts and credit card security	1,077
Office leases [Member] | Unites States [Member]
Guarantor Obligations [Line Items]
Bank guarantees in favor of lessor, foreign currency derivative contracts and credit card security	$ 74
OCS [Member]
Government and Other Grants [Line Items]
Maximum royalty repaid as percentage of grant received	100.00%
Royalty expense	$ 325	$ 433	$ 126
Contingent royalty obligations	$ 8,870
OCS [Member] | Minimum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues	3.00%
OCS [Member] | Maximum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues	5.00%
BIRD [Member]
Government and Other Grants [Line Items]
Grants received				$ 500
May 2012 Agreement With Advisor [Member]
Government and Other Grants [Line Items]
Agreement, start date	May 09, 2012
Agreement, termination date	Feb. 27, 2014
May 2012 Agreement With Advisor [Member] | Minimum [Member]
Government and Other Grants [Line Items]
Participation Rights	4.00%
New Agreement With Advisor [Member]
Government and Other Grants [Line Items]
Agreement, start date	Feb. 27, 2014
New Agreement With Advisor [Member] | Maximum [Member]
Government and Other Grants [Line Items]
Participation Rights	1.00%